Financial risk management - Summary of Undrawn Borrowing Facilities (Detail) - More than one year - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Renewed facility
Disclosure of Detailed Information About Undrawn Borrowing Facilities [Line Items]
Expiring beyond one year	€ 120,790	€ 0
Old facility
Disclosure of Detailed Information About Undrawn Borrowing Facilities [Line Items]
Expiring beyond one year	€ 0	€ 0